Derivative Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Income included in accumulated other comprehensive income (loss) that will be reclassified into earnings within twelve months	¥ 1,000